Average Annual Total Returns - FidelityBlueChipGrowthFund-AMCIZPRO - FidelityBlueChipGrowthFund-AMCIZPRO - Fidelity Blue Chip Growth Fund	Oct. 04, 2024
Fidelity Advisor Blue Chip Growth Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	55.60%
Past 5 years	20.53%
Past 10 years	15.78%
Fidelity Advisor Blue Chip Growth Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	55.24%
Past 5 years	19.33%
Past 10 years	14.53%
Fidelity Advisor Blue Chip Growth Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	33.15%
Past 5 years	16.62%
Past 10 years	12.95%
RS004
Average Annual Return:
Past 1 year	42.68%
Past 5 years	19.50%
Past 10 years	14.86%
RS001
Average Annual Return:
Past 1 year	26.53%
Past 5 years	15.52%
Past 10 years	11.80%